Consolidated Statements of Changes in Stockholders' Equity (parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Changes in Stockholders' Equity [Abstract]
Common Stock, Dividends, Per Share, Declared	$ 1.21	$ 1.17	$ 1.13